Financial instruments and financial risk management - Additional information (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Impact of net loss	$ 186,848	$ (256,131)	$ (479,721)	$ (152,354)
Derivative liability	$ 544,540		$ 544,540
Percentage of volatility used was increased			10.00%
Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Impact of net loss			$ 139,130
Change in market interest rates			1.00%
Foreign exchange risk
Disclosure of risk management strategy related to hedge accounting [line items]
Impact of net loss			$ 1,489,014
Change in the US dollars to Canadian dollar exchange rate			10.00%